Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average SCT Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss)(6) (in thousands) ($)	Net Revenue(7) (in thousands) ($)
					TSR(4) ($)	Peer Group TSR(4)(5) ($)

2024	9,658,912	(326,716)	4,775,858	495,803	111.11	188.31	132,850	1,412,064
2023	11,179,479	25,370,720	5,528,054	11,737,842	135.92	158.16	99,173	1,337,062
2022	10,846,268	4,646,548	5,705,327(8)	4,379,588(8)	78.50	119.91	36,347	1,193,506
2021	10,044,676	11,916,503	4,402,783	5,120,825	104.05	153.85	39,671	1,031,839
2020	7,960,242	5,013,409	2,953,943	2,497,058	93.80	123.29	(19,424)	872,933

Company Selected Measure Name	Net revenue
Named Executive Officers, Footnote	Jeremy Stoppelman served as our CEO in each of the reporting years. The dollar amounts reported are the amounts of total compensation reported for Mr. Stoppelman for each corresponding year in the “Total” column of the SCT.The non-PEO NEOs included in this calculation for each year are:
2024 — David Schwarzbach, Sam Eaton, Jed Nachman and Craig Saldanha
2023 — David Schwarzbach, Sam Eaton, Jed Nachman and Craig Saldanha
2022 — David Schwarzbach, Sam Eaton, Jed Nachman and Craig Saldanha
2021 — David Schwarzbach, Sam Eaton, Jed Nachman and Vivek Patel
2020 — David Schwarzbach, James Miln, Jed Nachman, Vivek Patel and Laurence Wilson

Peer Group Issuers, Footnote
(4)    TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company's share price at the beginning of the measurement period.
(5)    The peer group TSR is based on the NYSE Arca Tech 100 Index, which is the industry index used in our Annual Report pursuant to Item 201(e) of Regulation S-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 9,658,912	$ 11,179,479	$ 10,846,268	$ 10,044,676	$ 7,960,242
PEO Actually Paid Compensation Amount	$ (326,716)	25,370,720	4,646,548	11,916,503	5,013,409
Adjustment To PEO Compensation, Footnote	Reflects the amount of compensation actually paid to Mr. Stoppelman and our non-PEO NEOs in the applicable year, calculated as indicated in the tables below in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Stoppelman or our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to Mr. Stoppelman’s and our other NEOs’ compensation for 2024, see “—Compensation Discussion and Analysis” above.

	PEO
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	9,658,912	11,179,479	10,846,268	10,044,676	7,960,242
Less: Stock award value reported in the Summary Compensation Table for the covered year(a)	8,754,862	10,318,005	10,109,480	9,516,849	7,921,304
Plus: Fair value as of the end of the covered year of all awards granted in covered year that are outstanding and unvested as of the end of the covered year	5,758,987	15,658,203	6,251,323	9,129,234	6,197,265
Plus: Change in fair value as of the end of the covered year of any awards granted in any prior years that are outstanding and unvested as of the end of the covered year	(5,553,401)	5,973,353	(2,618,405)	223,038	(562,437)

Plus: Fair value as of the vesting date of vested awards that are granted and vest in the covered year	782,017	1,294,189	971,944	1,140,425	202,990
Plus: Change in fair value as of the vesting date of any awards granted in any prior years for which all applicable vesting conditions were satisfied at the end of or during the covered year	(2,218,369)	1,583,500	(695,102)	895,979	(863,347)
Less: Fair value at the end of the prior year of awards granted in any prior year that fail to meet the applicable vesting conditions during the covered year	—	—	—	—	—
Plus: Dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year	—	—	—	—	—
Compensation Actually Paid(b)(c)	(326,716)	25,370,720	4,646,548	11,916,503	5,013,409

Non-PEO NEO Average Total Compensation Amount	$ 4,775,858	5,528,054	5,705,327	4,402,783	2,953,943
Non-PEO NEO Average Compensation Actually Paid Amount	$ 495,803	11,737,842	4,379,588	5,120,825	2,497,058
Adjustment to Non-PEO NEO Compensation Footnote	Reflects the amount of compensation actually paid to Mr. Stoppelman and our non-PEO NEOs in the applicable year, calculated as indicated in the tables below in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Stoppelman or our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to Mr. Stoppelman’s and our other NEOs’ compensation for 2024, see “—Compensation Discussion and Analysis” above.

	Non-PEO NEOs
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	4,775,858	5,528,054	5,716,196(8)	4,402,783(8)	2,953,943
Less: Stock award value reported in the Summary Compensation Table for the covered year(a)	3,978,362	4,688,629	4,868,693	3,922,236	2,517,915
Plus: Fair value as of the end of the covered year of all awards granted in covered year that are outstanding and unvested as of the end of the covered year	2,616,983	7,115,278	3,932,525	3,673,443	2,198,119
Plus: Change in fair value as of the end of the covered year of any awards granted in any prior years that are outstanding and unvested as of the end of the covered year	(2,336,140)	2,481,365	(685,884)	157,886	(99,706)
Plus: Fair value as of the vesting date of vested awards that are granted and vest in the covered year	359,064	607,211	525,793	526,147	164,687
Plus: Change in fair value as of the vesting date of any awards granted in any prior years for which all applicable vesting conditions were satisfied at the end of or during the covered year	(941,600)	694,562	(229,481)	282,803	(202,070)
Less: Fair value at the end of the prior year of awards granted in any prior year that fail to meet the applicable vesting conditions during the covered year	—	—	—	—	—
Plus: Dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise included in the total compensation for the covered year	—	—	—	—	—
Compensation Actually Paid(b)(c)	495,803	11,737,842	4,379,588	5,120,825	2,497,058

Equity Valuation Assumption Difference, Footnote	The fair values set forth in the tables above are calculated in accordance with ASC 718 as of the end of the respective years, other than fair values of awards that vested in the covered year, which are valued as of the applicable vesting date. The assumptions used for purposes of calculating fair values of the TSR RSUs and the Performance Equity Awards granted in 2019 as of the end of the respective years are as follows:

Award	Measurement Date	Remaining Performance Period	Expected Volatility	Compounded Risk-Free Interest Rate	Compounded Dividend Yield

2019 Performance Equity Awards	12/31/2019	3.10 years	45.32%	1.61%	—%
2019 Performance Equity Awards	12/31/2020	2.10 years	61.42%	0.13%	—%
2019 Performance Equity Awards	12/31/2021	1.10 years	41.87%	0.42%	—%
2019 Performance Equity Awards	12/31/2022	0.10 years	34.55%	4.07%	—%
2022 TSR RSUs	12/31/2022	2.00 years	44.01%	4.31%	—%
2022 TSR RSUs	12/31/2023	1.00 years	29.04%	4.67%	—%
2023 TSR RSUs	12/31/2023	2.00 years	39.10%	4.13%	—%
2023 TSR RSUs	12/31/2024	1.00 years	29.47%	4.08%	—%
2024 TSR RSUs	12/31/2024	2.00 years	29.34%	4.16%	—%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2024 Most Important Measures (Unranked)

Net Revenue
Adjusted EBITDA
Three-year relative TSR

Total Shareholder Return Amount	$ 111,110	135.92	78.50	104.05	93.80
Peer Group Total Shareholder Return Amount	188,310	158.16	119.91	153.85	123.29
Net Income (Loss)	$ 132,850,000	$ 99,173,000	$ 36,347,000	$ 39,671,000	$ (19,424,000)
Company Selected Measure Amount	1,412,064,000	1,337,062,000	1,193,506,000	1,031,839,000	872,933,000
PEO Name	Jeremy Stoppelman
Additional 402(v) Disclosure
(a)    The grant date fair value of equity awards represents the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for each covered year.
(6)    Net income (loss) as reported in the Company’s consolidated financial statements included in the Annual Report.
(7)    Net revenue as reported in the Company’s consolidated financial statements included in the Annual Report.
(8)    The previously reported amount has been adjusted to reflect the revised amount of total compensation reported for Mr. Nachman for the corresponding year in the 2024 SCT. See footnote 7 to the 2024 SCT for additional information.
The information provided under the “Pay versus Performance” heading is not deemed to be incorporated by reference into any filing of Yelp under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Equity Valuation Assumption Difference, Fair Value Assumptions, Remaining Performance Period			1 month 6 days	1 year 1 month 6 days	2 years 1 month 6 days	3 years 1 month 6 days
Equity Valuation Assumption Difference, Fair Value Assumptions, Expected Volatility Rate			0.3455	0.4187	0.6142	0.4532
Equity Valuation Assumption Difference, Fair Value Assumptions, Compounded Risk-Free Interest Rate			0.0407	0.0042	0.0013	0.0161
Equity Valuation Assumption Difference, Fair Value Assumptions, Compounded Dividend Yield Rate			0.00%	0.00%	0.00%	0.00%
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award, Remaining Performance Period	2 years	2 years	2 years
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award, Expected Volatility Rate	0.2934	0.3910	0.4401
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award, Compounded Risk-Free Interest Rate	0.0416	0.0413	0.0431
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award, Compounded Dividend Yield Rate	0.00%	0.00%	0.00%
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award From Prior Year, Remaining Performance Period	1 year	1 year
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award From Prior Year, Expected Volatility Rate	0.2947	0.2904
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award From Prior Year, Compounded Risk-Free Interest Rate	0.0408	0.0467
Equity Valuation Assumption Difference, Fair Value Assumptions, TSR Award From Prior Year, Compounded Dividend Yield Rate	0.00%	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Three-year relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,754,862)	$ (10,318,005)	$ (10,109,480)	$ (9,516,849)	$ (7,921,304)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,758,987	15,658,203	6,251,323	9,129,234	6,197,265
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,553,401)	5,973,353	(2,618,405)	223,038	(562,437)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	782,017	1,294,189	971,944	1,140,425	202,990
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,218,369)	1,583,500	(695,102)	895,979	(863,347)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,978,362)	(4,688,629)	(4,868,693)	(3,922,236)	(2,517,915)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,616,983	7,115,278	3,932,525	3,673,443	2,198,119
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,336,140)	2,481,365	(685,884)	157,886	(99,706)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,064	607,211	525,793	526,147	164,687
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(941,600)	694,562	(229,481)	282,803	(202,070)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0